Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Subtotal	$ 14,998,846	$ 16,963,086
Less: accumulated depreciation	(2,482,952)	(2,374,824)
Property, plant and equipment, net	12,515,894	14,588,262
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	11,032,207	11,656,259
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,858,928	4,385,129
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	518,612	567,757
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	37,518	18,963
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 551,582	$ 334,978